Unaudited Condensed Consolidated Interim Cash Flow Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of cash flows [abstract]
Net cash inflow/(outflow) from operating activities	£ 39.2	£ (401.9)	[1]
Investing activities
Acquisitions	(148.5)	(96.8)
Disposal of investments and subsidiaries	1.3	203.9
Purchases of property, plant and equipment	(111.6)	(121.3)
Purchases of other intangible assets (including capitalised computer software)	(26.7)	(19.2)
Proceeds on disposal of property, plant and equipment	3.4	3.1
Net cash outflow from investing activities	(282.1)	(30.3)
Financing activities
Repayment of lease liabilities	(157.4)	(154.5)
Cash consideration received from non-controlling interests	38.7
Cash consideration for purchase of non-controlling interests	(117.7)	(37.8)
Share repurchases and buybacks	(297.6)	(285.5)
Proceeds from borrowings		922.9
Repayment of borrowings	(35.9)	(223.1)
Financing and share issue costs	(0.3)	(6.8)
Dividends paid to non-controlling interests in subsidiary undertakings	(74.5)	(40.1)
Net cash (outflow)/inflow from financing activities	(644.7)	175.1
Net decrease in cash and cash equivalents	(887.6)	(257.1)
Translation of cash and cash equivalents	(102.6)	7.1
Cash and cash equivalents at beginning of period	4,337.1	2,799.6
Cash and cash equivalents including cash held in disposal group at end of period	3,346.9	2,549.6
Cash and cash equivalents held in disposal group presented as held for sale		(13.5)
Cash and cash equivalents at end of period	£ 3,346.9	£ 2,536.1

[1]	Figures have been restated as described in the accounting policies.